Earnings (loss) per share (Narrative) (Details)	12 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Description of earnings (loss) per share	As the $0.01 and $0.001 exercise price per Pre-Funded Warrant is non-substantive, the 199,000 Pre-Funded Warrants issued in the U.S. IPO and the 930,548 Pre-Funded Warrants issued in the July 2023 Private Placement are included in the basic net loss per share calculation.